CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Cash flow - other items

Operating Cash Flows - Other Items
For the years ended December 31	2020	2019
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($10)	$—
Stock-based compensation expense	87	71
Gain on warrant investments at FVPL	(9)	—
Income from investment in equity investees (note 16)	(288)	(165)
Increase in estimate of rehabilitation costs at closed mines	90	5
Net inventory impairment charges (note 17)	29	26
Remeasurement of silver sale liability (note 29)	(104)	(628)
Lumwana customs duty and indirect taxes settlement	—	(216)
Change in other assets and liabilities	(70)	(113)
Settlement of rehabilitation obligations	(106)	(93)
Other operating activities	($381)	($1,113)
Cash flow arising from changes in:
Accounts receivable	($192)	($118)
Inventory	121	9
Other current assets	(133)	(89)
Accounts payable	42	(108)
Other current liabilities	(146)	(51)
Change in working capital	($308)	($357)

Investing Cash Flows – Other Items
For the years ended December 31	2020	2019
Dividends received from equity method investments (note 16)	$141	$125
Shareholder loan repayments from equity method investments	79	92
Funding of equity method investments (note 16)	—	(2)
Other	—	(2)
Other investing activities	$220	$213

Financing Cash Flows - Other Items
For the years ended December 31	2020	2019
Pueblo Viejo JV partner shareholder loan	$42	$—
Debt extinguishment costs	(15)	(3)
Other	1	2
Other financing activities	$28	($1)